DEBT AND CREDIT FACILITY - Disclosure of Debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Financial Instruments [Abstract]
Balance, beginning of year	$ 236,358	$ 223,211
Accretion of discount	14,371	13,147
Interest accrued in period	7,619	7,619
Interest paid	(7,619)	(7,619)
Balance, end of year	250,729	236,358
Accrued interest outstanding (note 12)	(3,178)	(3,178)
Non-current portion of Notes outstanding	$ 247,551	$ 233,180